1775 I Street, N.W. Washington, DC 20006-2401 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com
JULIEN BOURGEOIS julien.bourgeois@dechert.com +1 202 261 3451 Direct +1 202 261 3151 Fax

November 28, 2011

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C.  20549

Re:	Security Equity Fund
(File Nos. 2-19458 and 811-01136)

Ladies and Gentlemen:

On behalf of Security Equity Fund (the “Corporation”), attached for filing via the EDGAR system pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended, is Post-Effective Amendment No. 119 to the Corporation’s registration statement on Form N-1A.  This filing is being made for the purpose of registering an institutional share class for each of Large Cap Core Fund, Small Cap Growth Fund and Large Cap Concentrated Growth Fund, each a series of the Corporation.

No fee is required in connection with this filing.  Should you have any questions regarding this filing, please contact the undersigned at 202.261.3451.

Sincerely,

/s/ Julien Bourgeois

Julien Bourgeois

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